Derivative Financial Instruments - Schedule of Location and Amounts and Derivative Instruments Gains and Losses (Details) - Marketwise, LLC - Not Designated as Hedging Instrument - USD ($)
$ in Thousands
	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Derivative [Line Items]
Total	$ 2,120	$ (1,124)	$ 1,726	$ (997)
Other Income
Derivative [Line Items]
Total					$ (3,069)	$ (478)	$ (217)
Other Income | Phantom Interests in Net Income
Derivative [Line Items]
Total	394	(1,124)	0	(997)
General and administrative | Phantom Interests in Net Income
Derivative [Line Items]
Total	2,388	0	2,388	0
General and administrative | Option
Derivative [Line Items]
Total	$ (662)	$ 0	$ (662)	$ 0